Form N-SAR
                                ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /      (a)

             or fiscal year ending:     12/31/03    (b)

Is this a transition report?: (Y/N)  ___N____

Is this an amendment to a previous filing? (Y/N)  ___N____


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:     LBVIP Variable Annuity Account I
     B.  File Number:         811-5242
     C.  Telephone number:    (612) 340-7005


2.   A.  Street:    625 Fourth Avenue South
     B.  City:      Minneapolis
     C.  State:     MN
     D.  Zip Code:  55415      Zip Ext. 1672
     E.  Foreign Country:               Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N) ...  ___N___


4.   Is this the last filing on this form by Registrant?  (Y/N) ...  ___N___


5.   Is Registrant a small business investment company
     (SBIC)? (Y/N) ................................................  ___N___
     [If answer is "Y" (Yes), complete only items 98 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N) ...........  ___Y___
     [If answer is "Y" (Yes), complete only items 111 through 132.]


UNIT INVESTMENT TRUSTS

111. A.  [/]  Depositor Name:  Thrivent Life Insurance Company
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:  Minneapolis   State:  MN
              Zip Code:  55415   Zip Ext.:  1672
         [/]  Foreign Country:________________  Foreign Postal Code:________


111. A.  [/]  Depositor Name:_______________________________________________
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


112. A.  [/]  Sponsor Name:_________________________________________________
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


112. A.  [/]  Sponsor Name:_________________________________________________
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


113. A.  [/]  Trustee Name:_________________________________________________
     B.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


113. A.  [/]  Trustee Name:_________________________________________________
     B.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


114. A.  [/]  Principal Underwriter Name:  Thrivent Investment Management,
                                           Inc.
     B.  [/]  File Number: 8-36525
     C.  [/]  City:  Minneapolis   State:  MN
              Zip Code:  55415   Zip Ext.:  1672
         [/]  Foreign Country:________________  Foreign Postal Code:________


114. A.  [/]  Principal Underwriter Name:___________________________________
     B.  [/]  File Number: 8-_________________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


115. A.  [/]  Independent Public Accountant Name:  Ernst & Young LLP
     B.  [/]  City:  Milwaukee   State:  WI
              Zip Code:  53202   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


115. A.  [/]  Independent Public Accountant Name:___________________________
     B.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________


116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment
              companies?  (Y/N)  ..................................  ___Y___
                                                                         Y/N

     B. [/] Identify the family in 10 letters: T H R I V E N T V C (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A.  [/]  Is Registrant a separate account of an insurance company?  (Y/N)  ....................................  ___Y___
                                                                         Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]  Variable annuity contracts?  (Y/N) ..................  ___Y___
                                                                         Y/N

     C.  [/]  Scheduled premium variable life contracts?  (Y/N) ...  ___N___
                                                                         Y/N

     D.  [/]  Flexible premium variable life contracts?  (Y/N) ....  ___N___
                                                                         Y/N

     E.  [/]  Other types of insurance products registered under the Securities Act of 1933?  (Y/N) ..................  ___N___
                                                                         Y/N


118. [/]  State the number of series existing at the end of the period that had securities registered under the Securities
          Act of 1933 .............................................  ___1___


119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period .............................  ___0___


120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item
          119 ($000's omitted) ....................................  $__0___


121. [/]  State the number of series for which a current prospectus was in existence at the end of the period ...............  ___1___


122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period ...............................  ___0___


123. [/]  State the total value of the additional units considered in answering item 122 ($000's omitted) ..................  $__0___


124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted) ........................................  $__0___


125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ............  $567


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted) .........................  $__0___


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                  Number of                          Total Income
                                                    Series       Total Assets       Distributions
                                                  Investing    ($000's omitted)    ($000's omitted)
                                                  _________    ________________    ________________

A.  U.S. Treasury direct issue................     _______        $__________         $__________

B.  U.S. Government agency....................     _______        $__________         $__________

C.  State and municipal tax-free..............     _______        $__________         $__________

D.  Public utility debt.......................     _______        $__________         $__________

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent...............     _______        $__________         $__________

F.  All other corporate intermed. &
    long-term debt............................     _______        $__________         $__________

G.  All other corporate short-term debt.......     _______        $__________         $__________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers..........     _______        $__________         $__________

I.  Investment company equity securities......     _______        $__________         $__________

J.  All other equity securities...............     _______        $2,576,890          $66,388

K.  Other securities..........................     _______        $__________         $__________

L.  Total assets of all series of registrant..     _______        $2,576,890          $__________


128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
          an entity other than the issuer? (Y/N) ..................  ___N___
                                                                         Y/N
          [If the answer is "N" (No), go to item 131.]


129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N) ........  _______
                                                                         Y/N
          [If the answer is "N" (No), go to item 131.]


130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees? (Y/N) ....  _______
                                                                         Y/N


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ....................  $26,744


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____


This report is signed on behalf of the Registrant in the City of Minneapolis and the State of Minnesota on the 20th day of February, 2004.

                                           LBVIP VARIABLE ANNUITY ACCOUNT I
                                                     (Registrant)

                                           By THRIVENT LIFE INSURANCE
                                              COMPANY
                                                      (Depositor)

                                           By /s/ James E. Nelson
                                              ------------------------------
                                              James E. Nelson
                                              Vice President